20. SHARE BASED PAYMENT (Details 3)	12 Months Ended
Dec. 31, 2019
Expected maturity of the option:
Exercise in the 1st year	3 years 6 months
Exercise in the 2nd year	4 years
Exercise in the 3rd year	4 years 6 months
Exercise in the 4th year	5 years
Risk-free interest rate	6.29%
Volatility	27.08%
Expected dividends over shares	2.40%
Expected inflation rate	0.0382